Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Term Bank Loans	$ 1,469,835	$ 1,544,551
Less deferred finance costs, net	(9,296)	(10,255)
Total long-term debt	1,460,539	1,534,296
Less current portion of debt	(186,363)	(238,351)
Add deferred finance costs, current portion	2,702	2,838
Total long-term portion, net of current portion and deferred finance costs	$ 1,276,878	$ 1,298,783